SHARE-BASED COMPENSATION - One-off transaction arrangement for the Chief Executive Officer (Details) - LTIP		12 Months Ended
	Dec. 11, 2020 shares tranche grant shares	Dec. 31, 2021	Mar. 31, 2021 shares
Share based compensation [Line Items]
Vesting period after grant date		3 years
Minimum retention period of shares awarded under program		5 years
CEO
Share based compensation [Line Items]
Vesting period after grant date	3 years
Number of option grants	3
Number of awards vested (in shares)	8,400,000		1,400,000
Number of annual restricted share grants	3
Estimated amount of grants as a percentage of base salary (in percentage)	30.00%
Number of options converted (in shares) | shares	8,400,000
Number of option conversion grants	1
Number of shares obtained on option conversion (in shares) | shares	4,200,000
Number of equal annual tranches | tranche	3
Minimum retention period of shares awarded under program	5 years	5 years